UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Value Fund Inc.
First Quarter Report
March 31, 2009
To Our Shareholders,
     During the first quarter of 2009, The Gabelli Value Fund (the “Fund”) declined 10.78%, while the Standard & Poor’s (“S&P”) 500 Index was down 10.98% and the Dow Jones Industrial Average slipped 12.41%.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

													Since
													Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		15 Year		(9/29/89)
Gabelli Value Fund Class A	(10.78)%		(42.71)%		(16.03)%		(7.05)%		(0.58)%		6.64%		7.78%
	(15.91	)(b)	(46.01	)(b)	(17.67	)(b)	(8.14	)(b)	(1.17	)(b)	6.22	(b)	7.45 (b)
S&P 500 Index	(10.98)		(38.06)		(13.05)		(4.76)		(3.00)		5.91		6.59
Dow Jones Industrial Average	(12.41)		(35.90)		(9.52)		(3.61)		(0.32)		7.38		8.07
Nasdaq Composite Index	(3.07)		(32.93)		(13.23)		(5.18)		(4.65)		4.92		6.20
Class B	(10.92)		(43.14)		(16.66)		(7.73)		(1.26)		6.16		7.40
	(15.38	)(c)	(45.98	)(c)	(17.50	)(c)	(8.11	)(c)	(1.26)		6.16		7.40
Class C	(10.91)		(43.11)		(16.64)		(7.73)		(1.23)		6.18		7.42
	(11.80	)(d)	(43.67	)(d)	(16.64)		(7.73)		(1.23)		6.18		7.42
Class I	(10.79)		(42.58)		(15.95)		(6.99)		(0.55)		6.66		7.80
In the current prospectus, the expense ratios for Class A, B, C, and I Shares are 1.41%, 2.16%, 2.16%, and 1.16%, respectively. Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class A Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000 and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks and the Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The maximum sales charge on Class A Shares is 5.75%.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Value Fund Inc.
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	Aerospace — 1.3%
500	Lockheed Martin Corp.	$34,515
1,000,000	Rolls-Royce Group plc†	4,218,441

		4,252,956

	Agriculture — 0.5%
60,000	Archer-Daniels-Midland Co.	1,666,800
500	The Mosaic Co.	20,990

		1,687,790

	Automotive — 0.1%
10,000	Navistar International Corp.†	334,600

	Automotive: Parts and Accessories — 2.1%
2,000	BERU AG	203,276
38,000	China Yuchai International Ltd.	179,740
218,000	Genuine Parts Co.	6,509,480
16,000	Proliance International Inc.†	2,720

		6,895,216

	Aviation: Parts and Services — 0.6%
43,000	Curtiss-Wright Corp.	1,206,150
340,000	GenCorp Inc.†	720,800
260,000	The Fairchild Corp., Cl. A†	2,860

		1,929,810

	Broadcasting — 1.5%
900,000	CBS Corp., Cl. A, Voting	3,528,000
15,000	Gray Television Inc.	4,800
192,000	Liberty Media Corp. — Capital, Cl. A†	1,340,160

		4,872,960

	Business Services — 1.0%
27,000	Akamai Technologies Inc.†	523,800
35,300	Ascent Media Corp., Cl. A†	882,500
14,000	Broadridge Financial Solutions Inc.	260,540
83,000	Intermec Inc.†	863,200
35,000	Nashua Corp.†	35,000
24,000	The Brink’s Co.	635,040

		3,200,080

	Cable and Satellite — 13.0%
130,000	Adelphia Communications Corp., Cl. A† (a)	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
130,000	Adelphia Recovery Trust†	13
1,434,000	Cablevision Systems Corp., Cl. A	18,555,960
32,000	Comcast Corp., Cl. A, Special	411,840
143,000	DISH Network Corp., Cl. A†	1,588,730
36,000	EchoStar Corp., Cl. A†	533,880
235,000	Liberty Global Inc., Cl. A†	3,421,600
373,000	Rogers Communications Inc., Cl. B	8,515,590
150,000	Scripps Networks Interactive Inc., Cl. A	3,376,500
190,000	The DIRECTV Group Inc.†	4,330,100
55,886	Time Warner Cable Inc.	1,385,968

		42,120,181

	Communications Equipment — 1.7%
20,000	Alcatel-Lucent, ADR†	37,200
405,000	Corning Inc.	5,374,350
30,000	Motorola Inc.	126,900
5,000	Nortel Networks Corp.†	1,125

		5,539,575

	Computer Software and Services — 0.5%
8,000	Alibaba.com Ltd.†	7,349
50,000	Metavante Technologies Inc.†	998,000
46,000	Yahoo! Inc.†	589,260

		1,594,609

	Consumer Products — 5.7%
60,000	Energizer Holdings Inc.†	2,981,400
500	Givaudan SA†	259,158
80,000	Hartmarx Corp.†	3,520
1,000	National Presto Industries Inc.	61,010
97,000	Pactiv Corp.†	1,415,230
940,000	Swedish Match AB	13,609,266
2,000	Wolverine World Wide Inc.	31,160

		18,360,744

	Consumer Services — 1.8%
52,000	Brink’s Home Security Holdings Inc.†	1,175,200
47,500	IAC/InterActiveCorp.†	723,425
282,000	Liberty Media Corp. — Interactive, Cl. A†	817,800
165,000	Rollins Inc.	2,829,750
40,000	TiVo Inc.†	281,600

		5,827,775

	Diversified Industrial — 6.1%
43,000	Ampco-Pittsburgh Corp.	570,180
20,000	Cooper Industries Ltd., Cl. A	517,200
178,000	Crane Co.	3,004,640
73,837	Griffon Corp.†	553,778
307,000	Honeywell International Inc.	8,553,020
116,000	ITT Corp.	4,462,520
180,000	Katy Industries Inc.†	162,000
1,000	Pentair Inc.	21,670
90,000	Tyco International Ltd.	1,760,400

		19,605,408

	Electronics — 3.2%
10,000	LoJack Corp.†	45,300
195,000	LSI Corp.†	592,800
197,000	Texas Instruments Inc.	3,252,470
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
4,000	Thermo Fisher Scientific Inc.†	$142,680
215,000	Thomas & Betts Corp.†	5,379,300
70,000	Tyco Electronics Ltd.	772,800

		10,185,350

	Energy and Utilities — 3.0%
5,000	Allegheny Energy Inc.	115,850
12,000	Chevron Corp.	806,880
148,500	ConocoPhillips	5,815,260
5,000	FPL Group Inc.	253,650
5,420	Mirant Corp.†	61,788
200,000	Mirant Corp., Escrow† (a)	0
90,000	Northeast Utilities	1,943,100
40,000	Southwest Gas Corp.	842,800

		9,839,328

	Entertainment — 17.8%
8,570	Chestnut Hill Ventures† (a)	288,638
202,000	Discovery Communications Inc., Cl. A†	3,236,040
197,500	Discovery Communications Inc., Cl. C†	2,893,375
65,000	Dover Motorsports Inc.	120,250
268,000	Grupo Televisa SA, ADR	3,655,520
700,000	Liberty Media Corp. — Entertainment, Cl. A†	13,965,000
70,000	Macrovision Solutions Corp.†	1,245,300
372,000	Time Warner Inc.	7,179,600
903,000	Viacom Inc., Cl. A†	16,859,010
306,000	Vivendi	8,100,562

		57,543,295

	Environmental Services — 2.5%
332,000	Republic Services Inc.	5,693,800
93,000	Waste Management Inc.	2,380,800

		8,074,600

	Equipment and Supplies — 4.0%
183,000	CIRCOR International Inc.	4,121,160
94,000	Flowserve Corp.	5,275,280
100,000	Gerber Scientific Inc.†	239,000
110,000	GrafTech International Ltd.†	677,600
132,000	Watts Water Technologies Inc., Cl. A	2,581,920

		12,894,960

	Financial Services — 3.0%
276,011	American Express Co.	3,762,030
31,500	Ameriprise Financial Inc.	645,435
50,000	Citigroup Inc.	126,500
26,000	Deutsche Bank AG	1,056,900
40,000	H&R Block Inc.	727,600
24,000	Interactive Brokers Group Inc., Cl. A†	387,120
20,038	JPMorgan Chase & Co.	532,610
63,000	Legg Mason Inc.	1,001,700
40,000	SLM Corp.†	198,000
13,000	The Bank of New York Mellon Corp.	367,250
40,000	The Phoenix Companies Inc.	46,800
22	Tree.com Inc.†	102
3,500	Virtus Investment Partners Inc.†	22,785
56,000	Wells Fargo & Co.	797,440

		9,672,272

	Food and Beverage — 6.3%
12,000	Cadbury plc, ADR	363,600
8,000	Corn Products International Inc.	169,600
40,000	Davide Campari-Milano SpA	254,029
36,000	Del Monte Foods Co.	262,440
192,000	Diageo plc, ADR	8,592,000
48,000	Dr. Pepper Snapple Group Inc.†	811,680
8,000	Flowers Foods Inc.	187,840
163,000	Fomento Economico Mexicano SAB de CV, ADR	4,109,230
35,000	H.J. Heinz Co.	1,157,100
12,000	Kellogg Co.	439,560
25,000	Kerry Group plc, Cl. A	510,184
2,000	Meiji Seika Kaisha Ltd. (a)	6,991
85,000	PepsiAmericas Inc.	1,466,250
18,000	Pernod-Ricard SA	1,003,826
14,000	Remy Cointreau SA	332,018
25,000	The Hershey Co.	868,750

		20,535,098

	Health Care — 0.3%
4,000	Chemed Corp.	155,600
12,000	Covidien Ltd.	398,880
13,000	Mead Johnson Nutrition Co., Cl. A†	375,310

		929,790

	Hotels and Gaming — 0.8%
52,900	Dover Downs Gaming & Entertainment Inc.	162,403
155,000	Gaylord Entertainment Co.†	1,291,150
2,000	Interval Leisure Group Inc.†	10,600
320,000	Ladbrokes plc	841,393
54,000	Las Vegas Sands Corp.†	162,540
65,000	MGM Mirage†	151,450

		2,619,536

	Machinery — 1.2%
90,000	CNH Global NV	934,200
66,000	Deere & Co.	2,169,420
41,000	Zebra Technologies Corp., Cl. A†	779,820

		3,883,440

	Manufactured Housing — 0.0%
55,000	Champion Enterprises Inc.†	26,400

See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals and Mining — 11.1%
403,000	Barrick Gold Corp.	$13,065,260
33,000	Freeport-McMoRan Copper & Gold Inc.	1,257,630
120,000	Kinross Gold Corp.	2,144,400
438,000	Newmont Mining Corp.	19,604,880

		36,072,170

	Publishing — 1.8%
90,000	Belo Corp., Cl. A	54,900
720,000	Media General Inc., Cl. A	1,382,400
60,000	Meredith Corp.	998,400
512,000	News Corp., Cl. A	3,389,440
55,000	The E.W. Scripps Co., Cl. A	74,250

		5,899,390

	Real Estate — 1.5%
134,000	Griffin Land & Nurseries Inc.	4,690,000

	Retail — 1.1%
25,000	HSN Inc.†	128,500
50,000	Ingles Markets Inc., Cl. A	746,500
112,000	Safeway Inc.	2,261,280
30,000	SUPERVALU Inc.	428,400

		3,564,680

	Specialty Chemicals — 0.4%
2,000	Ashland Inc.	20,660
180,000	Ferro Corp.	257,400
5,000	FMC Corp.	215,700
17,000	International Flavors & Fragrances Inc.	517,820
3,500	Monsanto Co.	290,850

		1,302,430

	Telecommunications — 5.7%
610,000	Cincinnati Bell Inc.†	1,403,000
100,000	Qwest Communications International Inc.	342,000
870,000	Sprint Nextel Corp.†	3,105,900
382,000	Telephone & Data Systems Inc.	10,126,820
140,000	Telephone & Data Systems Inc., Special	3,311,000

		18,288,720

	Transportation — 0.0%
94,000	Grupo TMM SA, Cl. A, ADR†	79,900

	Wireless Communications — 0.4%
40,000	United States Cellular Corp.†	1,333,600

	TOTAL COMMON STOCKS	323,656,663

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
17,405	Mirant Corp., Ser. A, expire 01/03/11†	13,924

	TOTAL INVESTMENTS — 100.0%
	(Cost $352,081,355)	$323,670,587

	Aggregate book cost	$352,081,355

	Gross unrealized appreciation	$81,352,562
	Gross unrealized depreciation	(109,763,330)

	Net unrealized appreciation/(depreciation)	$(28,410,768)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of the fair valued securities amounted to $295,629 or 0.09% of total investments.

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Unaudited)
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Value Fund Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices	$323,374,958
Level 3 — Significant Unobservable Inputs	295,629

Total	$323,670,587

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Investments in
Securities
(Market Value)
Balance as of 12/31/08	$288,638
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	0
Net purchase/(sales)	—
Transfers in and/or out of Level 3	6,991

Balance as of 03/31/09	$295,629

Net change in unrealized appreciation/(depreciation)
during the period on Level 3 investments held at 03/31/09	$(3,125)

Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
Attorney-at-Law	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
Value
Fund
Inc.
FIRST QUARTER REPORT
MARCH 31, 2009
GAB409Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/27/09

*	Print the name and title of each signing officer under his or her signature.